Summary of Activity for Unvested Restricted Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	150,495
Restricted shares granted	0
Restricted shares vested	(32,292)
Restricted shares forfeited	(8,125)
Unvested restricted shares at end of year	110,078	150,495
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 11.01
Restricted shares granted, Weighted Average Grant Date Fair Value	$ 0.00
Restricted shares vested, Weighted Average Grant Date Fair Value	$ 10.89
Restricted shares forfeited, Weighted Average Grant Date Fair Value	$ 11.01
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 11.04	$ 11.01
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 363,000	$ 296,000	$ 23,000